---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 INCOME
---------------------
 FUNDS
---------------------

Ginnie Mae Fund

Intermediate Bond Fund

Short-Intermediate
U.S. Government
Income Fund

INSTITUTIONAL CLASS

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS

  Ginnie Mae Fund                                                              1

  Intermediate Bond Fund                                                       7

  Short-Intermediate U.S. Government Income Fund                              10

PORTFOLIOS OF INVESTMENTS

  Ginnie Mae Fund                                                             14

  Intermediate Bond Fund                                                      17

  Short-Intermediate U.S. Government Income Fund                              21

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         26

  Statements of Operations                                                    27

  Statements of Changes in Net Assets                                         29

  Financial Highlights                                                        32

  Notes to Financial Statements                                               37

  Independent Auditors' Report                                                49

LIST OF ABBREVIATIONS                                                         51
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                                 GINNIE MAE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 0.27%. The one year total return from October 1, 1995 to September 30, 1996 was 4.12%.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Ginnie Mae Index was 2.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The story of 1996 through September 30 has been the strength of the U.S. economy, the level of consumer spending and the potential for accelerated inflation that may result. As we stated in the previous Semi-Annual Report, stronger-than-expected economic growth early in the year effectively put a stop to a series of federal fund target rate reductions made by the Federal Reserve Board. Keep in mind that as rates decrease, the resale value of higher-paying, existing bonds generally increases. If rates and yields climb, fixed-income portfolios may lose value.

At the beginning of the third quarter, our expectation was that continued economic strength, employment gains and increased consumer spending would exert inflationary pressure and force yields higher.

A drop in retail sales, however, combined with lower-than-expected inflation figures pushed yields back down. On September 24, the Federal Reserve Board made no change to federal fund rates, which was received as good news by financial markets braced for a rate increase. The bond market rallied, giving September the best one month return for bonds so far this year.

A special concern for mortgage-backed securities such as Ginnie Maes is prepayment risk. While the value of these securities changes with the interest rate environment, the coupon-rate, or the amount of interest being paid, does not. If interest rates decrease, however, homeowners may choose to refinance and replace higher-paying coupon rates with lower-paying ones, thus reducing the income passed on to investors. Interest rates are generally higher now than at the beginning of the year, a fact that has reduced prepayments of the underlying mortgages and allowed the Fund to keep its portfolio of seasoned higher coupon securities.

                                                           ---------------------

GINNIE MAE FUND

STRATEGIC COMMENT:

In this environment, the Fund has managed to preserve capital and maintain a steady level of dividend income. Total return is lower than a year ago because the interest rate environment we have described did not provide opportunities to increase the resale value of the underlying securities.

We expect the economy to continue to grow at a moderate but steady pace and for bond yields to remain within their current ranges. We anticipate decreasing the Fund's sensitivity to interest rate changes.

---------------------
2

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

GINNIE MAE FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         4.12%       4.67%       6.46%       7.20%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the Ginnie Mae Fund commenced operations on January 1, 1992 as successor to the Ginnie Mae Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's date of inception was January 3, 1991. The Institutional Class shares commenced operations on September 6, 1996. The performance figures shown for the Institutional Class shares for periods prior to September 6, 1996 include the performance of the Predecessor Fund and the performance of the Fund's Class A shares which had the same investment objectives and strategies as the Fund.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
4

                                                                 GINNIE MAE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             STAGECOACH GINNIE MAE INSTL. CLASS
            LEHMAN BROS. GINNIE MAE INDEX                  SHARES
Inception                           10000                                   10000
Jan-91                              10149                                   10170
Feb-91                              10233                                   10160
Mar-91                              10307                                   10230
Apr-91                              10404                                   10270
May-91                              10489                                   10370
Jun-91                              10509                                   10370
Jul-91                              10689                                   10530
Aug-91                              10888                                   10730
Sep-91                              11079                                   10910
Oct-91                              11262                                   11080
Nov-91                              11340                                   11150
Dec-91                              11604                                   11420
Jan-92                              11460                                   11279
Feb-92                              11580                                   11352
Mar-92                              11514                                   11281
Apr-92                              11620                                   11341
May-92                              11625                                   11554
Jun-92                              11969                                   11691
Jul-92                              12074                                   11690
Aug-92                              12236                                   12029
Sep-92                              12345                                   12135
Oct-92                              12252                                   12009
Nov-92                              12308                                   12052
Dec-92                              12465                                   12203
Jan-93                              12622                                   12409
Feb-93                              12750                                   12475
Mar-93                              12620                                   12520
Apr-93                              12888                                   12561
May-93                              12855                                   12603
Jun-93                              13060                                   12789
Jul-93                              13115                                   12885
Aug-93                              13147                                   12975
Sep-93                              13158                                   13007
Oct-93                              13160                                   13039
Nov-93                              13162                                   12991
Dec-93                              13264                                   12081
Jan-94                              13389                                   13189
Feb-94                              13322                                   13054
Mar-94                              12962                                   12708
Apr-94                              12673                                   12560
May-94                              12910                                   12588
Jun-94                              12891                                   12533
Jul-94                              13142                                   12790
Aug-94                              13163                                   12795
Sep-94                              12987                                   12618
Oct-94                              12976                                   12574
Nov-94                              12840                                   12542
Dec-94                              13084                                   12658
Jan-95                              13355                                   12899
Feb-95                              13707                                   13267
Mar-95                              13774                                   13322
Apr-95                              13978                                   13505
May-95                              14404                                   13905
Jun-95                              14502                                   14045
Jul-95                              14533                                   14032
Aug-95                              14683                                   14193
Sep-95                              14826                                   14327
Oct-95                              14948                                   14466
Nov-95                              15120                                   14675
Dec-95                              15313                                   14877
Jan-96                              15421                                   14959
Feb-96                              15305                                   14732
Mar-96                              15267                                   14675
Apr-96                              15227                                   14558
May-96                              15175                                   14468
Jun-96                              15374                                   14620
Jul-96                              15433                                   14672
Aug-96                              15439                                   14685
Sep-96                              15697                                   14917

The accompanying chart compares the performance of the Stagecoach Ginnie Mae Fund Institutional Class shares since the inception of the predecessor Fund with the Lehman Brothers Ginnie Mae Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and, for periods prior to September 6, 1996, reflects all operating expenses of the Predecessor Fund and the Fund's Class A shares. The Lehman Brothers Ginnie Mae Index is an unmanaged, broad-based index of Ginnie Mae securities. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
6

                                                          INTERMEDIATE BOND FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 0.89%. The one year total return from October 1, 1995 to September 30, 1996 was 4.19%.

BENCHMARKS:

The year-to-date return for the Lehman Brothers Intermediate Treasury Index was negative 0.03% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The year began with the expectation that the series of reductions in the federal funds target rate by the Federal Reserve Board would continue and maintain 1995's bond rally. When rates are reduced, the resale value of higher-paying existing bonds increases, creating an opportunity for the Fund to increase total return. Those expectations were disappointed, however, when a series of government reports, including a strong jobs report, ignited concerns that the Fed would actually raise rates instead. The bond markets fell steeply in January, with longer term bonds faring much worse than intermediate term issues.

After months of concern that too much strength in the economy was accelerating inflation and would spark interest rate increases by the Fed, the bond market rallied in September. The rally came after government reports showed inflation to be lower than expected and the Fed announced no rate increase after their September meeting. The 30-year bond ended the quarter yielding 6.92%.

In response to this environment, select investment grade corporate bonds and mortgage-backed securities were added to increase yield.

STRATEGIC COMMENT:

Economic data over the next few months will be scrutinized for continued confirmation of a slower economy and for portents of likely Fed actions during the policy meetings of November and December.

We think the odds favor a tightening move by the Federal Reserve Board later in the year. We believe that the slower than expected growth figures seen in the third quarter are more a pause than a halt in an accelerated growth rate. The risk of rising wage pressures increasing inflation is still with us. The portfolio has been positioned with a comparatively short current average maturity of 4.54 years in order to reduce sensitivity to interest rate changes.

                                                           ---------------------

INTERMEDIATE BOND FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         4.19%       4.25%       6.64%       8.19%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Intermediate Bond Fund commenced operations on September 6, 1996 as the successor to the Pacifica Intermediate Bond Fund (10/95 to 9/96) and the Westcore Bonds Plus Fund (6/88 to 9/95). Historical performance has been calculated using returns produced by these Predecessor Funds for the applicable periods. For periods prior to September 6, 1996, Institutional Class performance reflects Pacifica Fund Institutional Class performance.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
8

                                                          INTERMEDIATE BOND FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                STAGECOACH INTERMEDIATE BOND FUND INSTL. CLASS
            LEHMAN BROS. AGGREGATE BOND INDEX                       SHARES
Inception                             $10,000                                            $10,000
Jun-88                                $10,000                                            $10,141
Jul-88                                 $9,948                                            $10,087
Aug-88                                 $9,974                                            $10,100
Sep-88                                $10,199                                            $10,317
Oct-88                                $10,391                                            $10,465
Nov-88                                $10,265                                            $10,347
Dec-88                                $10,277                                            $10,336
Jan-89                                $10,425                                            $10,457
Feb-89                                $10,350                                            $10,372
Mar-89                                $10,394                                            $10,420
Apr-89                                $10,611                                            $10,627
May-89                                $10,890                                            $10,906
Jun-89                                $11,221                                            $11,196
Jul-89                                $11,460                                            $11,417
Aug-89                                $11,291                                            $11,257
Sep-89                                $11,348                                            $11,305
Oct-89                                $11,628                                            $11,573
Nov-89                                $11,738                                            $11,675
Dec-89                                $11,770                                            $11,687
Jan-90                                $11,630                                            $11,577
Feb-90                                $11,667                                            $11,620
Mar-90                                $11,675                                            $11,614
Apr-90                                $11,568                                            $11,495
May-90                                $11,910                                            $11,806
Jun-90                                $12,101                                            $11,985
Jul-90                                $12,268                                            $12,156
Aug-90                                $12,103                                            $12,043
Sep-90                                $12,204                                            $12,118
Oct-90                                $12,359                                            $12,261
Nov-90                                $12,624                                            $12,515
Dec-90                                $12,821                                            $12,695
Jan-91                                $12,980                                            $12,847
Feb-91                                $13,091                                            $12,957
Mar-91                                $13,181                                            $13,021
Apr-91                                $13,323                                            $13,160
May-91                                $13,401                                            $13,266
Jun-91                                $13,394                                            $13,263
Jul-91                                $13,580                                            $13,410
Aug-91                                $13,873                                            $13,688
Sep-91                                $14,155                                            $13,966
Oct-91                                $14,312                                            $14,136
Nov-91                                $14,444                                            $14,287
Dec-91                                $14,873                                            $14,726
Jan-92                                $14,670                                            $14,490
Feb-92                                $14,766                                            $14,524
Mar-92                                $14,683                                            $14,473
Apr-92                                $14,789                                            $14,586
May-92                                $15,068                                            $14,853
Jun-92                                $15,276                                            $15,066
Jul-92                                $15,588                                            $15,397
Aug-92                                $15,745                                            $15,532
Sep-92                                $15,933                                            $15,734
Oct-92                                $15,721                                            $15,562
Nov-92                                $15,724                                            $15,493
Dec-92                                $15,974                                            $15,703
Jan-93                                $16,281                                            $15,965
Feb-93                                $16,566                                            $16,213
Mar-93                                $16,635                                            $16,292
Apr-93                                $16,752                                            $16,405
May-93                                $16,773                                            $16,400
Jun-93                                $17,077                                            $16,660
Jul-93                                $17,174                                            $16,719
Aug-93                                $17,475                                            $16,950
Sep-93                                $17,522                                            $17,001
Oct-93                                $17,587                                            $17,050
Nov-93                                $17,437                                            $16,922
Dec-93                                $17,532                                            $17,006
Jan-94                                $17,768                                            $17,219
Feb-94                                $17,459                                            $16,945
Mar-94                                $17,028                                            $16,611
Apr-94                                $16,892                                            $16,481
May-94                                $16,890                                            $16,457
Jun-94                                $16,853                                            $16,440
Jul-94                                $17,188                                            $16,681
Aug-94                                $17,209                                            $16,718
Sep-94                                $16,956                                            $16,518
Oct-94                                $16,941                                            $16,508
Nov-94                                $16,903                                            $16,448
Dec-94                                $17,020                                            $16,538
Jan-95                                $17,357                                            $16,836
Feb-95                                $17,770                                            $17,218
Mar-95                                $17,878                                            $17,313
Apr-95                                $18,129                                            $17,529
May-95                                $18,830                                            $18,125
Jun-95                                $18,968                                            $18,243
Jul-95                                $18,926                                            $18,197
Aug-95                                $19,155                                            $18,355
Sep-95                                $19,341                                            $18,489
Oct-95                                $19,592                                            $18,681
Nov-95                                $19,886                                            $18,898
Dec-95                                $20,165                                            $19,094
Jan-96                                $20,298                                            $19,226
Feb-96                                $19,944                                            $18,996
Mar-96                                $19,805                                            $18,897
Apr-96                                $19,694                                            $18,830
May-96                                $19,655                                            $18,803
Jun-96                                $19,918                                            $18,983
Jul-96                                $19,972                                            $19,024
Aug-96                                $19,938                                            $19,039
Sep-96                                $20,285                                            $19,264

The accompanying chart compares the performance of the Stagecoach Intermediate Bond Fund Institutional Class shares since the inception of the predecessor Pacifica and Westcore Funds with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and, for periods prior to September 6, 1996, reflects the performance of the Pacifica Fund Institutional Class. The Lehman Brothers Aggregate Bond Index is an unmanaged index. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 1.26%. The one year total return from October 1, 1995 to September 30, 1996 was 4.45%.

BENCHMARKS:

The year-to-date return for the Lehman Brothers U.S. Treasury Note Index was negative 0.03% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

When interest rates are reduced, the resale value of higher-paying, existing bonds generally increases, creating an opportunity for the Fund to increase total return. The year began with the expectation that the series of reductions in the federal fund target rate by the Federal Reserve Board would continue and maintain 1995's bond rally. Those expectations were disappointed, however, when a series of government reports showing higher-than-expected economic growth ignited concerns that the Fed would actually raise rates instead. The bond markets fell steeply in January, with longer term bonds faring much worse than intermediate term issues.

The picture improved somewhat in the third quarter. Growth of the U.S. economy slowed to roughly 2.0% annually, down from the robust pace of 4.7% annually registered in the second quarter. Much of the slowdown resulted from a pause in consumer spending which typically accounts for roughly two-thirds of the Gross Domestic Product. Inflation also remained subdued, running at a 2.90% pace for the year. On September 24, a widely anticipated Federal Reserve Board meeting resulted in no change in policy, leaving the federal fund target rate at 5.25%.

This combination of slower growth, lower than expected inflation and a lack of an increase in the federal funds target rate helped spark a September rally. As a result, interest rates declined and intermediate Treasury securities, as measured by the Lehman Brothers 5 to 7-year Treasury Index, posted their best single month for the year in September, with a 1.85% return, as well as their best quarter, with a 1.81% return.

Throughout the third quarter, interest rates have remained in a broad trading range, with two-year notes yielding between 5.88% and 6.40% and 30-year bonds between 6.70% and 7.20%. As of quarter-end, two-year notes and thirty-year bonds were yielding 6.10% and 6.92%, respectively.

---------------------
10

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

STRATEGIC COMMENT:

We expect the current slowdown in economic growth to be offset by renewed strength in the fourth quarter. We expect the Fed to raise the federal funds target rate by 25 to 50 basis points over the next 3 to 6 months. The Fund plans to reduce the interest rate sensitivity and average maturity of its portfolio to limit the impact of these potential rate increases. In addition, the Fund will keep a core holding of approximately 15% in mortgage securities to attempt to maintain income levels for shareholders.

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
                                                           1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
Average Annual Total Returns                               4.45%       4.28%
-------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the Stagecoach Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993. Performance figures for the Institutional Class reflect the performance of the Class A shares for periods prior to September 6, 1996. The Institutional Class shares commenced operations on September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
12

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LEHMAN BROS. U.S. TREASURY NOTE    STAGECOACH SHORT INTERMEDIATE U.S. GOV'T INCOME INSTL. CLASS
                         INDEX                                            SHARES
Oct-93                                  10000                                                         10000
Nov-93                                   9950                                                         10015
Dec-93                                   9991                                                         10047
Jan-94                                  10090                                                         10110
Feb-94                                   9948                                                         10050
Mar-94                                   9804                                                          9995
Apr-94                                   9741                                                          9960
May-94                                   9748                                                          9989
Jun-94                                   9750                                                          9997
Jul-94                                   9877                                                         10058
Aug-94                                   9906                                                         10055
Sep-94                                   9824                                                          9930
Oct-94                                   9827                                                          9924
Nov-94                                   9782                                                          9866
Dec-94                                   9813                                                          9905
Jan-95                                   9973                                                         10061
Feb-95                                  10163                                                         10244
Mar-95                                  10219                                                         10297
Apr-95                                  10337                                                         10365
May-95                                  10629                                                         10619
Jun-95                                  10899                                                         10681
Jul-95                                  10704                                                         10684
Aug-95                                  10790                                                         10758
Sep-95                                  10662                                                         10819
Oct-95                                  10983                                                         10924
Nov-95                                  11117                                                         11041
Dec-95                                  11228                                                         11160
Jan-96                                  11325                                                         11257
Feb-96                                  11204                                                         11160
Mar-96                                  11149                                                         11095
Apr-96                                  11117                                                         11052
May-96                                  11111                                                         11026
Jun-96                                  11221                                                         11130
Jul-96                                  11255                                                         11159
Aug-96                                  11269                                                         11158
Sep-96                                  11414                                                         11301

The accompanying chart compares the performance of the Stagecoach Short-Intermediate U.S. Government Income Fund Institutional Class shares since the Fund's inception with the Lehman Brothers U.S. Treasury Note Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and, for periods prior to September 6, 1996, reflects the performance of the Class A shares. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury 2 - 10 year notes. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

GINNIE MAE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 86.60%
$ 5,000,000  Federal National Mortgage Assoc                                        5.94 %     4,676,800
             12/12/05
  1,753,501  Government National Mortgage Assoc                                     6.50       1,658,359
             02/20/08 to 05/15/24
  5,169,634  Government National Mortgage Assoc                                     6.75       4,907,165
             03/15/22 to 09/15/28
  1,600,298  Government National Mortgage Assoc                                     6.88       1,530,141
             01/15/29
  3,982,632  Government National Mortgage Assoc                                     6.90       3,811,339
             01/15/31
 13,455,491  Government National Mortgage Assoc                                     7.00      12,953,972
             05/15/26 to 02/15/29
  3,304,916  Government National Mortgage Assoc                                     7.13       3,202,827
             01/15/29
 11,610,943  Government National Mortgage Assoc                                     7.50      11,476,057
             03/15/23 to 10/15/25
 12,904,633  Government National Mortgage Assoc                                     8.00      13,079,517
             05/15/22 to 08/15/24
  4,132,943  Government National Mortgage Assoc                                     8.43       4,254,823
             08/01/27
 21,204,900  Government National Mortgage Assoc                                     8.50      21,853,851
             10/15/16 to 04/15/27
  4,044,954  Government National Mortgage Assoc                                     8.75       4,144,015
             01/15/28
 23,913,023  Government National Mortgage Assoc                                     9.00      25,278,949
             03/15/05 to 02/15/25
  2,289,909  Government National Mortgage Assoc                                     9.50       2,464,066
             10/15/09 to 10/15/21
  5,693,568  Government National Mortgage Assoc                                    10.00       6,229,949
             11/15/09 to 03/15/21
  2,748,167  Government National Mortgage Assoc                                    10.50       3,041,974
             09/15/15 to 08/15/20

------------------------
14

                                                                 GINNIE MAE FUND

                                                                               INTEREST
 PRINCIPAL   SECURITY NAME                                                       RATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
     15,367  Government National Mortgage Assoc                                    12.00 % $      16,063
             01/20/99 to 04/20/99
      5,456  Government National Mortgage Assoc                                    12.50           5,792
             12/15/99
  5,186,257  Government National Mortgage Assoc II                                  8.00       5,219,991
             02/20/23 to 07/20/26
 12,608,083  Government National Mortgage Assoc II                                  8.50      12,910,253
             06/20/25 to 07/20/26
  1,796,660  Government National Mortgage Assoc II                                  9.50       1,923,285
             05/20/17 to 03/20/21
  5,270,499  Government National Mortgage Assoc II                                 10.00       5,694,573
             12/20/13 to 06/20/22
  2,041,287  Government National Mortgage Assoc II                                 11.00       2,298,290
             08/20/19 to 08/20/20
                                                                                           --------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $ 152,632,051
             (Cost $154,421,199)

             U.S. TREASURY SECURITIES - 10.84%
$15,000,000  U.S. Treasury Notes                                                    6.50 % $  15,014,100
             08/31/01
  4,000,000  U.S. Treasury Notes                                                    7.00       4,083,120
             07/15/06
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  19,097,220
             (Cost $19,138,742)

             SHORT-TERM INSTRUMENTS - 2.54%
$ 4,475,000  Goldman Sachs & Co Tri-Party Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities                         5.20   $   4,475,000
             10/01/96
             (Cost $4,475,000)

                                                           ---------------------

GINNIE MAE FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $178,034,941)* (Notes 1 and 3)                     99.98%               $  176,204,271
              Other Assets and Liabilities                              0.02                        29,701
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  176,233,972
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    598,815
Gross Unrealized Depreciation     (2,429,485)
                                ------------
NET UNREALIZED DEPRECIATION     $ (1,830,670)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
16

                                                          INTERMEDIATE BOND FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 31.08%
             BANK & FINANCE - 16.09%
$   500,000  First Chicago NBD Bancorp                            8.10 %        03/01/02         525,625
  1,000,000  Ford Capital BV                                      9.13          05/01/98       1,041,250
  1,000,000  General Motors Acceptance Corp                       6.88          07/15/01         996,250
    500,000  General Motors Acceptance Corp                       7.75          04/15/97         504,895
    500,000  ITT Hartford Group Inc                               8.20          10/15/98         515,625
  1,000,000  Midland Bank Plc                                     7.63          06/15/06       1,015,000
  1,000,000  NationsBank Corp                                     6.88          02/15/05         971,250
  1,000,000  Smith Barney Holdings                                6.50          10/15/02         972,500
  1,000,000  Travelers/Aetna Property & Casualty                  6.75          04/15/01         993,750
                                                                                           --------------
                                                                                           $   7,536,145

             FOREIGN GOVERNMENT - 6.37%
$ 1,500,000  Ontario, Province of                                 7.75 %        06/04/02       1,566,960
  1,500,000  Quebec, Province of (Yankee)                         6.50          01/17/06       1,415,625
                                                                                           --------------
                                                                                           $   2,982,585

             INDUSTRIAL - 7.53%
$ 1,150,000  Disney (Walt) Co                                     6.75 %        03/30/06       1,116,938
    400,000  International Business Machines Corp                 7.50          06/15/13         400,000
  2,000,000  Phillip Morris Co Inc                                7.25          09/15/01       2,007,500
                                                                                           --------------
                                                                                           $   3,524,438

             UTILITIES - 1.09%
$   500,000  National Rural Utilities Cooperative Corp            9.50 %        05/15/97         510,000
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  14,553,168
             (Cost $14,557,030)

                                                           ---------------------

INTERMEDIATE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COLLATERALIZED MORTGAGE AND OTHER OBLIGATIONS - 9.80%
$ 1,294,425  Banc One Auto Grantor Trust                          6.55 %        02/15/03       1,299,849
  1,000,000  Standard Credit Card Master Trust                    8.35          01/07/00       1,036,020
    100,991  GNMA #302683                                         9.00          03/15/21         106,672
    267,966  GNMA #305078                                         9.00          04/15/21         282,954
  1,366,329  GNMA #336930                                         7.50          03/15/23       1,357,352
    513,514  GNMA #339486                                         7.50          04/15/23         510,142
                                                                                           --------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                     $   4,592,989
             (Cost $4,672,253)

             U.S. GOVERNMENT AGENCY SECURITIES - 9.12%
             FEDERAL HOME LOAN MORTGAGE CORP - 0.24%
$   107,597  FHLMC #274688                                        9.00 %        07/01/16         113,145

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.50%
$   343,637  FNMA #50965                                          6.50 %        01/01/24         324,091
    394,380  FNMA #26440                                          6.00          12/01/08         376,014
                                                                                           --------------
                                                                                           $     700,105

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.38%
$    39,083  GNMA #122382                                        11.50 %        04/15/15          44,213
     12,557  GNMA #163047                                         9.00          09/15/16          13,307
    140,883  GNMA #188769                                         9.00          02/15/17         149,291
     44,471  GNMA #197650                                         9.00          08/15/21          46,932
     22,288  GNMA #201783                                         9.00          02/15/17          23,618
    138,820  GNMA #258377                                        10.00          08/15/18         152,268
    142,815  GNMA #262027                                        10.00          08/15/18         156,650
     10,181  GNMA #264106                                         9.00          11/15/18          10,789
    219,027  GNMA #389023                                         8.50          11/15/22         226,076
  1,473,762  GNMA #417389                                         7.00          05/15/26       1,418,953
    275,078  GNMA II #157247                                      9.50          05/20/16         294,763
    180,008  GNMA II #158583                                      9.00          09/20/16         189,402
    180,274  GNMA II #1704                                        9.00          10/20/21         188,894

------------------------
18

                                                          INTERMEDIATE BOND FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
    152,674  GNMA II #1740                                        9.00          12/20/21         159,926
    372,672  GNMA II #8552                                        7.00          11/20/24         379,194
                                                                                           --------------
                                                                                           $   3,454,276
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $   4,267,526
             (Cost $4,247,728)

             U.S. TREASURY SECURITIES - 46.79%
             U.S. TREASURY NOTES - 46.79%
$ 4,000,000  U.S. Treasury Notes                                  6.13 %        05/31/97       4,012,400
  3,900,000  U.S. Treasury Notes                                  6.25          02/15/03       3,835,026
  2,250,000  U.S. Treasury Notes                                  6.75          04/30/00       2,275,358
  5,250,000  U.S. Treasury Notes                                  6.75          06/30/99       5,313,314
  6,250,000  U.S. Treasury Notes                                  8.25          07/15/98       6,474,563
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES $21,938,986                                    $  21,910,661
             (Cost $21,938,985)

             SHORT-TERM INSTRUMENTS - 2.10%
             REPURCHASE AGREEMENTS - 2.10%
$   984,000  Goldman Sachs & Co. Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96         984,000
             (Cost $984,000)

                                                           ---------------------

INTERMEDIATE BOND FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $46,399,997)*(Notes 1 and 3)                       98.89%               $  46,308,344
              Other Assets and Liabilities                              1.11                      520,226
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  46,828,570
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES ARE THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    192,924
Gross Unrealized Depreciation       (284,577)
                                ------------
NET UNREALIZED DEPRECIATION     $    (91,653)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
20

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 28.50%
             BANK & FINANCE - 14.94%
$ 3,500,000  Caterpillar Financial Services Corp                  6.77 %        12/29/00   $   3,496,675
  2,500,000  General Motors Acceptance Corp                       6.65          05/24/00       2,481,250
  2,000,000  General Motors Acceptance Corp                       7.75          04/15/97       2,019,580
  1,000,000  Midland Bank Plc                                     7.63          06/15/06       1,014,780
  5,000,000  NationsBank Corp                                     6.63          12/15/00       5,017,150
  1,500,000  Norwest Corp                                         6.88          08/08/06       1,466,250
  1,100,000  Smith Barney Holdings                                6.00          03/15/97       1,101,749
                                                                                           --------------
                                                                                           $  16,597,434

             INDUSTRIALS - 1.84%
$ 2,000,000  Coors (Adolph) Co                                    8.95 %        06/16/97   $   2,039,660

             INTERNATIONAL AGENCIES - 7.06%
$ 2,500,000  European Investment Bank                             7.13 %        09/18/06   $   2,534,375
  5,000,000  Export Development Corp                              8.63          03/24/00       5,311,500
                                                                                           --------------
                                                                                           $   7,845,875

             UTILITIES - 4.66%
$ 5,000,000  Pacific Gas & Electric Co                            7.88 %        09/18/02   $   5,181,250
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  31,664,219
             (Cost $31,632,143)

             U.S. GOVERNMENT AGENCY SECURITIES - 32.11%
             FEDERAL AGENCY - OTHER - 1.79%
$ 2,000,000  Tennessee Valley Authority                           6.50 %        08/20/01   $   1,988,440

             FEDERAL HOME LOAN BANKS - 3.60%
$ 1,030,000  FHLB                                                 8.45 %        07/26/99   $   1,083,416
  2,765,000  FHLB                                                 8.60          06/25/99       2,914,559
                                                                                           --------------
                                                                                           $   3,997,975

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.54%
$ 1,500,000  FHLMC MTN                                            7.13 %        07/21/99   $   1,528,020
    136,412  FHLMC #22-0009                                       8.25          08/01/01         137,989
    279,541  FHLMC #291786                                        8.50          01/01/09         287,139
    180,573  FHLMC #546103                                       10.50          08/01/19         197,728
     45,782  FHLMC #189194                                        8.75          08/01/08          47,413
  1,409,731  FHLMC #536534                                        9.00          07/01/17       1,471,844
    259,085  FHLMC #544269                                        8.00          11/01/08         261,676
                                                                                           --------------
                                                                                           $   3,931,809

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.17%
$ 2,455,000  FNMA MTN                                             7.30 %        04/17/00   $   2,479,943
  2,000,000  FNMA MTN                                             7.36          09/29/99       2,019,060
  3,795,538  FNMA #50761                                          6.00          07/01/08       3,599,802
     82,328  FNMA #68853                                          6.50          11/01/98          77,336
     27,122  FNMA #75336                                          9.50          02/01/09          28,978
    193,096  FNMA #83785                                          8.00          08/01/18         194,786
    346,291  FNMA #2783                                           8.75          03/01/07         358,411
  2,000,000  FNMA MTN                                             6.69          08/07/01       2,002,960
  5,000,000  FNMA Global                                          8.50          02/01/05       5,203,700
  2,000,000  FNMA Global                                          6.85          05/26/00       1,999,680
                                                                                           --------------
                                                                                           $  17,964,656

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.93%
$ 1,775,098  GNMA #403934                                         9.00 %        08/15/24   $   1,861,066
  1,569,120  GNMA #418261                                         6.50          04/15/26       1,466,625
  1,972,896  GNMA #423779                                         7.00          05/15/26       1,898,912
  1,959,588  GNMA #402844                                         8.50          12/15/24       2,054,490
    450,434  GNMA #423225                                         6.50          04/15/26         421,011
                                                                                           --------------
                                                                                           $   7,702,104

------------------------
22

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 0.08%
$    87,203  FNMA 1993-G19                                        6.69 %        04/25/23   $      91,208
                                                                                           --------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  35,676,192
             (Cost $36,243,578)

             U.S. TREASURY SECURITIES - 36.66%
             U.S. TREASURY BONDS - 7.05%
$ 4,000,000  U.S. Treasury Bonds                                  6.25 %        05/31/00   $   3,982,480
  2,000,000  U.S. Treasury Bonds                                  6.25          08/15/23       1,806,860
  2,000,000  U.S. Treasury Bonds                                  7.25          05/15/16       2,043,440
                                                                                           --------------
                                                                                           $   7,832,780

             U.S. TREASURY NOTES - 29.61%
$ 1,000,000  U.S. Treasury Notes                                  5.50 %        07/31/97   $     998,120
  1,000,000  U.S. Treasury Notes                                  5.75          10/31/97         999,060
  1,500,000  U.S. Treasury Notes                                  6.13          05/31/97       1,504,650
  3,250,000  U.S. Treasury Notes                                  6.13          03/31/98       3,256,078
  2,000,000  U.S. Treasury Notes                                  6.25          12/15/03       1,968,120
  1,000,000  U.S. Treasury Notes                                  6.38          07/15/99       1,003,440
  2,000,000  U.S. Treasury Notes                                  6.50          05/15/97       2,010,660
  2,000,000  U.S. Treasury Notes                                  6.50          04/30/97       2,010,320
  1,800,000  U.S. Treasury Notes                                  6.75          02/28/97       1,809,558
  2,500,000  U.S. Treasury Notes                                  7.13          09/30/99       2,556,250
  1,000,000  U.S. Treasury Notes                                  7.13          10/15/98       1,019,060
  1,000,000  U.S. Treasury Notes                                  7.38          11/15/97       1,015,780
  2,850,000  U.S. Treasury Notes                                  7.88          01/15/98       2,917,231
  3,700,000  U.S. Treasury Notes                                  8.00          08/15/99       3,862,430
  3,300,000  U.S. Treasury Notes                                  8.25          07/15/98       3,419,097
  2,500,000  U.S. Treasury Notes                                  8.50          05/15/97       2,543,350
                                                                                           --------------
                                                                                           $  32,893,204
             TOTAL U.S. TREASURY SECURITIES                                                $  40,725,984
             (Cost $40,515,352)

                                                           ---------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.95%
             REPURCHASE AGREEMENTS -
$ 2,170,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96       2,170,000
             (Cost $2,170,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $110,561,073)*(Notes 1 and 3)                      99.22%               $  110,236,395
              Other Assets and Liabilities, Net                         0.78                       866,100
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  111,102,495
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    773,504
Gross Unrealized Depreciation     (1,098,182)
                                ------------
NET UNREALIZED DEPRECIATION     $   (324,678)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
24

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                                                     SHORT-
                                                                               INTERMEDIATE
                                                   GINNIE                              U.S.
                                                      MAE     INTERMEDIATE       GOVERNMENT
                                                     FUND        BOND FUND      INCOME FUND
-------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)                              $176,204,271     $ 46,308,344     $110,236,395
  Cash                                            111,557           16,740            7,953
Receivables:
  Dividends and Interest                        1,231,540          727,759        1,755,933
  Fund shares sold                                112,603                0                0
Organization expenses net of
  amortization                                      9,572                0           18,826
Prepaid Expenses                                   14,791            3,501               28
TOTAL ASSETS                                  177,684,334       47,056,344      112,019,135
LIABILITIES
Payables:
  Distribution to shareholders                  1,041,394          161,689          518,845
  Fund shares redeemed                             60,836            5,660           41,056
  Due to sponsor and distributor                  168,243            5,809           24,667
  Due to advisor (Note 2)                         100,491           45,637           55,820
  Other                                            79,398            8,979          276,252
TOTAL LIABILITIES                               1,450,362          227,774          916,640

TOTAL NET ASSETS
                                             $176,233,972     $ 46,828,570     $111,102,495
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $170,303,569     $  3,494,250     $ 50,686,231
  Paid-in capital - Class B                    21,701,125               25              N/A
  Paid-in capital - Institutional Class         7,621,691       45,471,705       75,461,853
  Undistributed (overdistributed) net
    investment income                                   0          (73,203)        (271,985)
  Undistributed net realized gain (loss)
    on investments                            (21,561,743)      (1,972,554)     (14,448,926)
  Net unrealized appreciation
    (depreciation) of investments              (1,830,670)         (91,653)        (324,678)
TOTAL NET ASSETS                             $176,233,972     $ 46,828,570     $111,102,495
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $147,712,104     $  2,481,027     $ 37,465,480
Shares outstanding - Class A                   13,901,021          171,073        3,852,422
Net asset value and offering price per
  share - Class A                            $      10.63     $      14.50     $       9.73
Maximum offering price per share - Class
  A                                          $      11.13(1)  $      15.19(1)  $      10.03(2)
Net Assets - Class B                         $ 21,140,822     $         25              N/A
Shares outstanding - Class B                    2,021,777                3              N/A
Net asset value and offering price per
  share - Class B                            $      10.46     $      10.07              N/A
Net Assets - Institutional Class             $  7,381,046     $ 44,347,518     $ 73,637,015
Shares outstanding - Institutional Class          481,042        3,054,233        7,718,797
Net asset value and offering price per
  share - Institutional Class                $      15.34     $      14.52     $       9.54
INVESTMENT AT COST (NOTE 3)                  $178,034,941     $ 46,399,997     $110,561,073
-------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

------------------------
26

                                                        STATEMENTS OF OPERATIONS

                                                         GINNIE MAE FUND
                                             ---------------------------     INTERMEDIATE
                                                                              BOND FUND
                                                 FOR THE                     ----------
                                                    NINE
                                                  MONTHS         FOR THE        FOR THE
                                                   ENDED      YEAR ENDED     YEAR ENDED
                                               SEPT. 30,        DEC. 31,      SEPT. 30,
                                                    1996            1995           1996
---------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $10,456,487     $13,291,508     $3,485,020
TOTAL INVESTMENT INCOME                       10,456,487      13,291,508      3,485,020
EXPENSES (NOTE 2)
  Advisory                                       679,123         840,112        267,478
  Administration fees                             40,747          50,407         77,363
  Custody fees                                    57,198          74,444         11,899
  Shareholder servicing fees                     408,550         504,067          7,201
  Portfolio accounting fees                       73,246          95,105         36,524
  Transfer agency fees                           180,825         156,422         17,338
  Distribution fees                              159,519         111,269              0
  Amortization of organization expenses            2,027           1,902          1,823
  Legal and audit fees                            44,323          36,553         17,769
  Registration fees                               35,771          46,185         13,220
  Directors' fees                                  3,751           5,000          5,932
  Shareholder reports                             15,747          45,205         23,698
  Other                                           25,958          15,375          8,794
TOTAL EXPENSES                                 1,726,785       1,982,046        489,039
Less:
  Waived fees (Note 2)                          (504,824)       (574,978)       (95,265)
Net Expenses                                   1,221,961       1,407,068        393,774
NET INVESTMENT INCOME                          9,234,526      11,884,440      3,091,246

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               (4,952,031)      1,935,107        188,764
  Net change in unrealized appreciation
    (depreciation) of investments             (3,717,687)     13,236,756       (997,909)
NET GAIN (LOSS) ON INVESTMENTS                (8,669,718)     15,171,863       (809,145)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $   564,808     $27,056,303     $2,282,101
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                  SHORT-INTERMEDIATE U.S.
                                                   GOVERNMENT INCOME FUND
                                             ----------------------------
                                             FOR THE NINE         FOR THE
                                             MONTHS ENDED      YEAR ENDED
                                                SEPT. 30,        DEC. 31,
                                                     1996            1995
-------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $  2,694,664     $ 1,323,136
TOTAL INVESTMENT INCOME                         2,694,664       1,323,136
EXPENSES (NOTE 2)
  Advisory                                        213,467         116,628
  Administration fees                              12,808           6,998
  Custody fees                                     12,371           7,673
  Shareholder servicing fees                      125,862          70,914
  Portfolio accounting fees                        45,550          44,207
  Transfer agency fees                             17,967          16,846
  Distribution fees                                19,128           8,986
  Amortization of organization expenses             5,390           8,244
  Legal and audit fees                             19,080          26,620
  Registration fees                                   748          29,743
  Directors' fees                                     748           5,935
  Shareholder reports                              22,460           5,000
  Other                                             6,802               0
TOTAL EXPENSES                                    502,381         347,794
Less:
  Waived fees (Note 2)                           (183,291)       (199,881)
Net Expenses                                      319,090         147,913
NET INVESTMENT INCOME                           2,375,574       1,175,223

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                (1,001,781)     (1,740,504)
  Net change in unrealized appreciation
    (depreciation) of investments                 438,931       1,047,532
NET GAIN (LOSS) ON INVESTMENTS                    562,850        (692,972)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $  1,812,724     $   482,251
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
28

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                           GINNIE MAE FUND
                                             ---------------------------------------------
                                             FOR THE NINE         FOR THE          FOR THE
                                             MONTHS ENDED      YEAR ENDED       YEAR ENDED
                                                SEPT. 30,        DEC. 31,         DEC. 31,
                                                 1996 (1)            1995             1994
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  9,234,526     $11,884,440     $ 17,212,338
  Net realized gain (loss) on sale of
    investments                                (4,952,031)      1,935,107      (12,854,822)
  Net change in unrealized appreciation
    (depreciation) of investments              (3,717,687)     13,236,756      (14,085,918)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        564,808      27,056,303       (9,728,402)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                      (8,324,322)    (11,629,261)     (17,212,338)
  CLASS B                                        (874,966)       (255,179)               0
  INSTITUTIONAL CLASS                             (35,238)              0                0
In excess of net investment income
  CLASS A                                               0               0                0
  CLASS B                                               0               0                0
  INSTITUTIONAL CLASS                                   0               0                0
Tax return of capital
  CLASS A                                               0               0                0
  CLASS B                                               0               0                0
  INSTITUTIONAL CLASS                                   0               0                0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          43,434,133      24,703,217       36,339,249
  Reinvestment of dividends - Class A           5,182,118       6,911,844       10,397,568
  Cost of shares redeemed - Class A           (59,192,126)    (51,605,131)    (152,037,792)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (10,575,875)    (19,990,070)    (105,300,975)
  Proceeds from shares sold - Class B          12,897,534      12,424,092                0
  Reinvestment of dividends - Class B             312,213          69,456                0
  Cost of shares redeemed - Class B            (3,423,143)       (579,027)               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                         9,786,604      11,914,521                0
  Proceeds from shares sold -
    Institutional Class                         7,655,410               0                0
  Reinvestment of dividends -
    Institutional Class                               336               0                0
  Cost of shares redeemed -
    Institutional Class                          (347,432)              0                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS             7,308,314               0                0
INCREASE (DECREASE) IN NET ASSETS              (2,150,675)      7,096,314     (132,241,715)
NET ASSETS:
Beginning net assets                          178,384,647     171,288,333      303,530,048
ENDING NET ASSETS                            $176,233,972     $178,384,647    $171,288,333
------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $15,024,237 FOR CLASS A AND $6,990,045 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA INTERMEDIATE GOVERNMENT BOND FUND MERGER. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     INTERMEDIATE BOND FUND
                                             ----------------------------------------------
                                                  FOR THE     FOR THE FOUR
                                               YEAR ENDED     MONTHS ENDED          FOR THE
                                                SEPT. 30,        SEPT. 30,       YEAR ENDED
                                                     1996             1995     MAY 31, 1995
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  3,091,246     $  1,127,598     $  3,508,106
  Net realized gain (loss) on sale of
    investments                                   188,764          364,287       (1,412,557)
  Net change in unrealized appreciation
    (depreciation) of investments                (997,909)        (382,517)       3,149,425
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      2,282,101        1,109,368        5,244,974
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (397,829)      (1,127,598)      (3,508,106)
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                          (2,693,417)               0                0
In excess of net investment income
  CLASS A                                               0          (27,612)        (250,840)
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0                0
Tax return of capital
  CLASS A                                          (2,213)               0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                             (40,503)               0                0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A             525,048        6,805,043       14,208,619
  Reinvestment of dividends - Class A             261,911          795,638        2,638,770
  Cost of shares redeemed - Class A           (54,206,729)      (8,013,618)     (20,445,306)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (53,419,770)        (412,937)      (3,597,917)
  Proceeds from shares sold - Class B                  25                0                0
  Reinvestment of dividends - Class B                   0                0                0
  Cost of shares redeemed - Class B                     0                0                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                25                0                0
  Proceeds from shares sold -
    Institutional Class                        63,136,515                0                0
  Reinvestment of dividends -
    Institutional Class                         1,730,693                0                0
  Cost of shares redeemed -
    Institutional Class                       (19,395,503)               0                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            45,471,705                0                0
INCREASE (DECREASE) IN NET ASSETS              (8,799,901)        (458,779)      (2,111,889)
NET ASSETS:
Beginning net assets                           55,628,471       56,087,250       58,199,139
ENDING NET ASSETS                            $ 46,828,570     $ 55,628,471     $ 56,087,250
-------------------------------------------------------------------------------------------

(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $19,442,019 FOR CLASS A AND $74,056,852 FOR THE INSTITUTIONAL CLASS AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGERS.
The accompanying notes are an integral part of these financial statements.

---------------------
30

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                               SHORT-INTERMEDIATE U.S. GOVERNMENT
                                                                      INCOME FUND
                                          ---------------------------------------
                                           FOR THE NINE      FOR THE      FOR THE
                                           MONTHS ENDED   YEAR ENDED   YEAR ENDED
                                              SEPT. 30,     DEC. 31,     DEC. 31,
                                               1996 (2)         1995         1994
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                   $   2,375,574  $ 1,175,223  $   557,955
  Net realized gain (loss) on sale of
    investments                              (1,001,781)  (1,740,504)    (477,511)
  Net change in unrealized appreciation
    (depreciation) of investments               438,931    1,047,532     (260,085)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    1,812,724      482,251     (179,641)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                    (2,125,952)  (1,175,223)    (557,955)
  CLASS B                                           N/A          N/A          N/A
  INSTITUTIONAL CLASS                          (249,622)           0            0
In excess of net investment income
  CLASS A                                             0            0            0
  CLASS B                                           N/A          N/A          N/A
  INSTITUTIONAL CLASS                                 0            0            0
Tax return of capital
  CLASS A                                             0            0            0
  CLASS B                                           N/A          N/A          N/A
  INSTITUTIONAL CLASS                                 0            0            0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A        50,198,742   38,655,106   15,266,240
  Reinvestment of dividends - Class A         1,800,529      931,554      457,026
  Cost of shares redeemed - Class A         (53,286,609) (10,567,251) (11,941,036)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                      (1,287,338)  29,019,409    3,782,230
  Proceeds from shares sold - Class B               N/A          N/A          N/A
  Reinvestment of dividends - Class B               N/A          N/A          N/A
  Cost of shares redeemed - Class B                 N/A          N/A          N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                             N/A          N/A          N/A
  Proceeds from shares sold -
    Institutional Class                      75,368,746            0            0
  Reinvestment of dividends -
    Institutional Class                             934            0            0
  Cost of shares redeemed -
    Institutional Class                      (2,345,155)           0            0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS          73,024,525            0            0
INCREASE (DECREASE) IN NET ASSETS            71,174,337   28,326,437    3,044,634
NET ASSETS:
Beginning net assets                         39,928,158   11,601,721    8,557,087
ENDING NET ASSETS                         $ 111,102,495  $39,928,158  $11,601,721
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           GINNIE MAE FUND
                                                ------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------
                                                     NINE
                                                   MONTHS       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                SEPT. 30,   DEC. 31,   DEC. 31,   DEC. 31,
                                                 1996 (2)       1995       1994       1993
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $11.15     $10.18     $11.31     $11.34
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.55       0.76       0.77       0.83
  Net realized and unrealized gain (loss) on
    investments                                     (0.52)      0.97      (1.13)     (0.03)
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.03       1.73      (0.36)      0.80
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.55)     (0.76)     (0.77)     (0.83)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.55)     (0.76)     (0.77)     (0.83)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $10.63     $11.15     $10.18     $11.31
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       0.36%     17.53%      (3.23)%     7.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)               $147,712   $166,157   $171,288   $303,530
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           0.83%      0.82%       0.73%     0.46%
  Ratio of net investment income to average
    net assets                                      6.85%      7.09%       7.20%     7.19%
Portfolio turnover                                   183%       118%         69%      121%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            1.19%      1.15%       1.07%     1.02%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                          6.49%      6.76%       6.86%     6.63%
------------------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(6)  CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(7) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995 WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. ON OCTOBER 1, 1995, EXISTING INSTITUTIONAL SHARES WERE CONVERTED INTO INVESTOR SHARES OF THE PACIFICA FUND. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SECOND REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(9)  REPRESENTS TAX RETURN OF CAPITAL.

---------------------
32

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        INTERMEDIATE BOND
                                                            GINNIE MAE FUND (CONT.)              FUND (7)
                              -----------------------------------------------------  --------------------
                                                                 CLASS B     INSTL.
                                   CLASS A (CONT.)  --------------------      CLASS    CLASS A    CLASS B
                              --------------------       NINE             ---------  ---------  ---------
                                   YEAR       YEAR     MONTHS       YEAR     PERIOD       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1992       1991   1996 (2)       1995   1996 (1)       1996   1996 (6)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $11.42     $10.00     $10.97     $10.00     $15.19     $14.76     $10.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.83       0.83       0.49       0.66       0.08       0.87       0.00
  Net realized and
    unrealized gain (loss)
    on investments                (0.08)      0.59      (0.51)      0.97       0.15      (0.25)      0.07
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.75       1.42      (0.02)      1.63       0.23       0.62       0.07
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.83)      0.00      (0.49)     (0.66)     (0.08)     (0.87)      0.00
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00      (0.01)(9)      0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.83)      0.00      (0.49)     (0.66)     (0.08)     (0.88)      0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $11.34     $11.42     $10.46     $10.97     $15.34     $14.50     $10.07
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     6.86%     14.30%      (0.12)%    16.69%     1.30%      4.15%      0.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $184,692     $4,870    $21,141    $12,227     $7,381     $2,481         $0
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.46%      1.04%       1.48%     1.47%      0.78%      0.85%      0.00%
  Ratio of net investment
    income to average net
    assets                        7.93%      7.66%       6.16%     6.01%      7.48%      5.82%      2.43%
Portfolio turnover                  73%       241%        183%      118%       183%        96%        96%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.26%      1.05%       1.93%     2.12%      1.31%      1.11%      0.00%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        7.13%      7.65%       5.71%     5.36%      6.95%      5.56%      2.43%
---------------------------------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(6)  CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(7) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995 WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. ON OCTOBER 1, 1995, EXISTING INSTITUTIONAL SHARES WERE CONVERTED INTO INVESTOR SHARES OF THE PACIFICA FUND. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SECOND REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(9)  REPRESENTS TAX RETURN OF CAPITAL.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               INTERMEDIATE BOND FUND (7)
                                                                                  (CONT.)
                                                          -------------------------------
                                                                     INSTITUTIONAL SHARES
                                                          -------------------------------
                                                               YEAR     PERIOD       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,    MAY 31,
                                                               1996   1995 (8)       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.76     $14.77     $14.36
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.85       0.30       0.91
  Net realized and unrealized gain (loss) on investments      (0.23)     (0.01)      0.47
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.62       0.29       1.38
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.85)     (0.30)     (0.97)
  Distributions from net realized gain                        (0.01)(9)      0.00      0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.86)     (0.30)     (0.97)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $14.52     $14.76     $14.77
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 4.19%    6.14%**     10.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $44,348    $55,628    $56,087
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.73%      0.89%      0.81%
  Ratio of net investment income to average net assets        5.82%      5.94%      6.35%
Portfolio turnover                                              96%        54%        76%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.89%      0.94%      0.85%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                5.66%      5.89%      6.31%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(7) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995 WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. ON OCTOBER 1, 1995, EXISTING INSTITUTIONAL SHARES WERE CONVERTED INTO INVESTOR SHARES OF THE PACIFICA FUND. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SECOND REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(8)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(9)  REPRESENTS TAX RETURN OF CAPITAL.

---------------------
34

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 SHORT-INTERMEDIATE
                                                                               U.S.
                                                                  GOVERNMENT INCOME
                                   INTERMEDIATE BOND FUND (7)                  FUND
                                                      (CONT.)  --------------------
                              -------------------------------               CLASS A
                                 INSTITUTIONAL SHARES (CONT.)  --------------------
                              -------------------------------       NINE
                                   YEAR       YEAR       YEAR     MONTHS       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                MAY 31,    MAY 31,    MAY 31,  SEPT. 30,   DEC. 31,
                                   1994       1993       1992   1996 (4)       1995
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $15.72     $15.69     $15.52     $10.00      $9.39
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.99       1.17       1.14       0.41       0.55
  Net realized and
    unrealized gain (loss)
    on investments                (0.90)      0.40       0.65      (0.27)      0.61
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.09       1.57       1.79       0.14       1.16
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.85)     (1.04)     (1.41)     (0.41)     (0.55)
  Distributions from net
    realized gain                 (0.60)     (0.50)     (0.21)      0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.45)     (1.54)     (1.62)     (0.41)     (0.55)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $14.36     $15.72     $15.69      $9.73     $10.00
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     0.35%     10.42%     11.96%      1.34%     12.67%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $58,199    $61,207    $54,203    $37,465    $39,928
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.79%      0.76%      0.68%      0.76%      0.71%
  Ratio of net investment
    income to average net
    assets                        5.33%      6.01%      7.14%      5.60%      5.64%
Portfolio turnover                 163%       146%       102%       389%       472%
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.83%      0.79%      0.73%      1.21%      1.67%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        5.30%      5.98%      7.09%      5.15%      4.68%
-----------------------------------------------------------------------------------

 **  ANNUALIZED
(4)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(7) THE FUND OPERATED AS THE BONDS PLUS FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995 WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. ON OCTOBER 1, 1995, EXISTING INSTITUTIONAL SHARES WERE CONVERTED INTO INVESTOR SHARES OF THE PACIFICA FUND. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SECOND REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(8)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.
(9)  REPRESENTS TAX RETURN OF CAPITAL.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  SHORT-INTERMEDIATE U.S.
                                                           GOVERNMENT INCOME FUND (CONT.)
                                                          -------------------------------
                                                                                   INSTL.
                                                               CLASS A (CONT.)      CLASS
                                                          --------------------  ---------
                                                               YEAR     PERIOD     PERIOD
                                                              ENDED      ENDED      ENDED
                                                           DEC. 31,   DEC. 31,  SEPT. 30,
                                                               1994   1993 (5)   1996 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $9.99     $10.00      $9.46
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.46       0.06       0.03
  Net realized and unrealized gain (loss) on investments      (0.60)     (0.01)      0.08
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                              (0.14)      0.05       0.11
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.46)     (0.06)     (0.03)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.46)     (0.06)     (0.03)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $9.39      $9.99      $9.54
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 (1.42)%     0.40%     1.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $11,602     $8,557    $73,637
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.25%     0.00%      0.59%
  Ratio of net investment income to average net assets         4.75%     3.49%      5.14%
Portfolio turnover                                              288%       N/A       389%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 2.28%     2.45%      0.84%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 2.72%     1.04%      4.89%
-----------------------------------------------------------------------------------------

(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND COMMENCED OPERATIONS ON OCTOBER 27, 1993.

---------------------
36

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, at which time the merger described in Note 5 was consummated, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Ginnie Mae, Intermediate Bond, and Short-Intermediate U.S. Government Income Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Intermediate Bond Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Intermediate Bond Fund (previously, the Westcore Bonds Plus Fund). Additionally, the Ginnie Mae Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Intermediate Government Bond Fund while the Short-Intermediate U.S. Government Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Short-Term Government Bond and Government Income Funds. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Stagecoach Fund. Pursuant to the reorganization, the Company changed its fiscal year-end from December 31 to September 30.

Each of the Funds presented in this book, with the exception of the Short-Intermediate U.S. Government Income Fund, offers Class A, Class B, and Institutional Class shares. The Short-Intermediate U.S. Government Income Fund offers Class A and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value as determined by procedures set by the Company's Board of Directors.

Cash equivalents relating to firm commitment purchase agreements are segregated by the custodian and may not be sold while the current commitment is outstanding.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

TBA PURCHASE COMMITMENTS

The Ginnie Mae Fund enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. Although the unit price of a TBA has been established, the

---------------------
38

                                                   NOTES TO FINANCIAL STATEMENTS
principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. The Fund holds, and maintains until the settlement date, cash or high-quality debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The risk is in addition to the risk of a decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

Although the Fund generally enters into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The adviser to the Funds pools the Fund's cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Funds at September 30, 1996, are collateralized by U.S. Government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized capital gain to its shareholders. Therefore, no federal or state income tax provision is required. The following funds had capital loss carryforwards at September 30, 1996:

                                                                                 YEAR  CAPITAL LOSS
FUND                                                                          EXPIRES  CARRYFORWARD
---------------------------------------------------------------------------------------------------
Ginnie Mae Fund                                                                  2001  $  3,356,546
                                                                                 2002  $ 13,505,822
                                                                                 2003  $    229,000
                                                                                 2004  $  4,952,031
Intermediate Bond Fund                                                           2003  $  1,989,279
Short-Intermediate U.S. Government Income Fund                                   2000  $    127,148
                                                                                 2001  $    751,718
                                                                                 2002  $  2,161,797
                                                                                 2003  $  4,199,467
                                                                                 2004  $  7,000,000

The capital loss carryforwards shown above include carryforwards from the Pacifica Funds which were merged into the Funds during the year. Certain loss carryforwards for the Short-Intermediate U.S. Government Income Fund resulted from transactions entered into by the Variable Rate Government Fund prior to its merger into the Short-Intermediate U.S. Government Income Fund in 1995. The utilization of these loss carryforwards from the Variable Rate Government Fund may be subject to limitations as a result of rules in the Internal Revenue Code applicable to corporate changes of ownership.

The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. Thus, no capital gain distributions shall be made until the capital loss carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

---------------------
40

                                                   NOTES TO FINANCIAL STATEMENTS

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contract with the Intermediate Bond and Short-Intermediate U.S. Government Income Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the respective Fund. Under the contract with the Ginnie Mae Fund, WFB is entitled to be paid by the Fund a monthly advisory fee at an annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of average daily net assets of the next $250 million, and 0.30% in excess of $500 million.

For the period from October 1, 1995 to March 31, 1996, the Intermediate Bond Fund was advised by First Interstate Capital Management, Inc. ("FICM"). Pursuant to the advisory contract, the Fund paid an advisory fee at an annual rate of 0.50%. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc. ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into contracts with WFB on behalf of all of the Funds whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the respective Funds. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Intermediate Bond Fund. Pursuant to the contracts, the Fund paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
contracts with the Ginnie Mae and Short-Intermediate U.S. Government Income Funds, WFB is paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund are under $20 million. For as long as the assets remain under $20 million, a Fund will not be charged any transfer agent fees by WFB. Under the contract with the Intermediate Bond Fund, WFB is entitled to be paid a fee at the annual rate of 0.07% of the average daily net assets of the Fund.

For the period from October 1, 1995 to September 5, 1996, the Intermediate Bond Fund retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to perform shareholder servicing, transfer agency related services and fund accounting.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder servicing to the Funds. Pursuant to the contract, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets attributable to the Class A and Class B shares of the Ginnie Mae Fund and Class A shares of the Short-Intermediate U.S. Government Income Fund, and 0.25% of the average daily net assets of each of the classes of the Intermediate Bond Fund and Institutional Class shares of the Ginnie Mae and Short-Intermediate U.S. Government Income Funds.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Intermediate Bond Fund, such as maintaining shareholder accounts and records. The Fund paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net assets of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. During that period, FIB was the only service organization to receive payments.

The servicing expenses for Class A, Class B and Institutional Class shares of the Funds for the period ended September 30, 1996 were as follows:

                                                      SERVICING     SERVICING   SERVICING FEES
                                                           FEES          FEES    INSTITUTIONAL
FUND                                                    CLASS A       CLASS B            CLASS
----------------------------------------------------------------------------------------------
Ginnie Mae Fund*                                    $   363,734    $   42,380     $      2,436
Intermediate Bond Fund**                                    379             0            6,822
Short-Intermediate U.S. Government
 Income Fund*                                           114,771           N/A           11,091

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

---------------------
42

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For receiving supervisory and administrative services, the Ginnie Mae and Short-Intermediate U.S. Government Income Funds pay Stephens a monthly fee at the annual rate of 0.03% of such Fund's average daily net assets and the Intermediate Bond Fund pays 0.05% of such Fund's average daily net assets.

For the period from October 1, 1995 to September 5, 1996, Furman Selz provided administrative services for the operation of the Intermediate Bond Fund. As compensation for such services, the Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of the Fund.

The Company has adopted separate Distribution Plans, pursuant to Rule 12b-1, for Class A and Class B shares of the Funds. The separate Distribution Plan for each of the Class A shares of the Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the Class A shares' average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

For the period from October 1, 1995 to September 5, 1996, the Intermediate Bond Fund had adopted a non-compensatory Distribution Plan and Agreement (the "Plan") for the Class A shares. The Plan provided for payments by the Fund for actual expenses incurred, not to exceed 0.50% of the average net assets of the Class A shares of the Fund. Pacifica Funds Distributor Inc., an affiliate of Furman Selz, acted as Distributor during such period.

The Class B Distribution Plan for the Ginnie Mae Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.70% of the Fund's average daily net assets attributable to Class B shares. The Intermediate Bond Fund may pay up to 0.75% of the average daily net assets attributable to Class B shares as compensation for distribution-related services provided on behalf of its Class B shares.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Distribution Plan expenses for Class A and Class B shares of the Funds were as follows:

                                             NINE MONTHS ENDED                      YEAR ENDED
                                            SEPTEMBER 30, 1996                DECEMBER 31,1995
                                ------------------------------  ------------------------------
                                  DISTRIBUTION    DISTRIBUTION    DISTRIBUTION    DISTRIBUTION
                                          FEES            FEES            FEES            FEES
FUND                                   CLASS A         CLASS B         CLASS A         CLASS B
----------------------------------------------------------------------------------------------
Ginnie Mae Fund                   $     60,634    $     98,885    $     81,915   $      29,354

FEES WAIVED AND REIMBURSED EXPENSES

The following amounts of fees were waived for the period ended September 30, 1996:

                                                     FEES WAIVED    FEES WAIVED    FEES WAIVED
                                                              BY             BY             BY
FUND                                                 FURMAN SELZ            FIB            WFB
----------------------------------------------------------------------------------------------
Ginnie Mae Fund*                                             N/A            N/A   $    504,824
Intermediate Bond Fund**                                  21,881         39,513         33,871
Short-Intermediate U.S. Government Income Fund*              N/A            N/A        183,291

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

All amounts shown as waived fees on the Statements of Operations for the year ended December 31, 1995 were waived by WFB. Waived Fees continue at the discretion of WFB. WFB and Stephens have agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Ginnie Mae, Intermediate Bond, or Short-Intermediate U.S. Government Income Funds to ensure that the total fund operating expenses do not exceed, on an annual basis, 0.82%, 0.80%, or 0.71% of the average daily net assets of each Fund's Class A shares and 0.77%, 0.75%, or 0.65% of the average daily net assets of each Fund's Institutional Class shares, respectively, through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. As of September 30, 1996, Stephens owned one share of the Ginnie Mae, three shares of the Intermediate Bond and 108 shares of the Short-Intermediate U.S. Government Income Funds.

---------------------
44

                                                   NOTES TO FINANCIAL STATEMENTS

Stephens has retained $2,252,478 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996. Wells Fargo Securities Inc., a subsidiary of Wells Fargo & Co., received $1,780,263 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund were as follows:

                               FOR THE NINE MONTHS              FOR THE YEAR ENDED
                          ENDED SEPTEMBER 30, 1996               DECEMBER 31, 1995
                     -----------------------------   -----------------------------
                                   SHORT-INTERMEDIATE              SHORT-INTERMEDIATE
AGGREGATE PURCHASES    GINNIE MAE  U.S. GOVERNMENT     GINNIE MAE  U.S. GOVERNMENT
 AND SALES OF:               FUND      INCOME FUND           FUND      INCOME FUND
----------------------------------------------------------------------------------
U.S. GOVERNMENT
 OBLIGATIONS:
  Purchases at cost  $163,216,571     $176,123,138   $155,156,563      $82,621,249
  Sales proceeds      178,999,393      172,778,451    135,966,523       59,925,207
OTHER SECURITIES:
  Purchases at cost   183,922,538       74,187,324     46,377,956       23,199,819
  Sales proceeds      164,484,606       24,704,762     57,025,032       16,571,316

                                                           FOR THE YEAR ENDED
                                                           SEPTEMBER 30, 1996
AGGREGATE PURCHASES                                    ----------------------
 AND SALES OF:                                         INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                               $26,867,645
  Sales proceeds                                                   32,959,441
OTHER SECURITIES:
  Purchases at cost                                                22,057,925
  Sales proceeds                                                   19,877,719

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1996, the Ginnie Mae and Intermediate Bond Funds were each authorized to issue 300 million shares of $0.001 par value capital stock for each class of shares, and the Short-Intermediate U.S. Government Income Fund was authorized to issue 100 million shares. Transactions in capital shares were as follows:

                                                            GINNIE MAE FUND
                                         ----------------------------------
                                             FOR THE
                                                NINE    FOR THE
                                              MONTHS       YEAR     FOR THE
                                               ENDED      ENDED  YEAR ENDED
                                           SEPT. 30,   DEC. 31,    DEC. 31,
                                            1996 (1)       1995        1994
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                  4,023,370   2,279,437   3,335,882
  Shares issued in reinvestment of
    dividends -- Class A                    481,543     646,128     970,355
  Shares redeemed -- Class A             (5,508,045)  (4,839,906) (14,322,410)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                  (1,003,132)  (1,914,341) (10,016,173)
  Shares sold -- Class B                  1,203,149   1,161,521           0
  Shares issued in reinvestment of
    dividends -- Class B                     29,609       6,474           0
  Shares redeemed -- Class B               (325,522)    (53,454)          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                     907,236   1,114,541           0
  Shares sold -- Institutional Class        503,644           0           0
  Shares issued in reinvestment of
    dividends -- Institutional Class             22           0           0
  Shares redeemed -- Institutional
    Class                                   (22,624)          0           0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS         481,042           0           0

(1) "SHARE SOLD" INCLUDES 1,427,922 FOR CLASS A AND 460,157 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA INTERMEDIATE GOVERNMENT BOND FUND MERGER

---------------------
46

                                                   NOTES TO FINANCIAL STATEMENTS

                                                              INTERMEDIATE BOND FUND
                                                 -----------------------------------
                                                                 FOR THE
                                                     FOR THE      PERIOD     FOR THE
                                                  YEAR ENDED       ENDED  YEAR ENDED
                                                   SEPT. 30,   SEPT. 30,     MAY 31,
                                                        1996        1995        1995
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                             33,572      459,831   1,000,106
  Shares issued in reinvestment of dividends --
    Class A                                          17,750       54,095     186,341
  Shares redeemed -- Class A                     (3,650,324)    (541,307) (1,441,332)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                      (3,599,002)     (27,381)   (254,885)
  Shares sold -- Class B                                  3            0           0
  Shares issued in reinvestment of dividends --
    Class B                                               0            0           0
  Shares redeemed -- Class B                              0            0           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS B                                               3            0           0
  Shares sold -- Institutional Class              4,275,471            0           0
  Shares issued in reinvestment of dividends --
    Institutional Class                             117,940            0           0
  Shares redeemed -- Institutional Class         (1,339,178)           0           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                           3,054,233            0           0

                                                         SHORT-INTERMEDIATE
                                                U.S. GOVERNMENT INCOME FUND
                                          ---------------------------------
                                              FOR THE
                                                 NINE    FOR THE    FOR THE
                                               MONTHS       YEAR       YEAR
                                                ENDED      ENDED      ENDED
                                            SEPT. 30,   DEC. 31,   DEC. 31,
                                             1996 (2)       1995       1994
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   5,141,274   3,742,963  1,559,723
  Shares issued in reinvestment of
    dividends -- Class A                     184,087      95,287     47,074
  Shares redeemed -- Class A              (5,467,391)  (1,079,388) (1,227,993)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     (142,030)  2,758,862    378,804
  Shares sold -- Institutional Class       7,965,695           0          0
  Shares issued in reinvestment of
    dividends -- Institutional Class              99           0          0
  Shares redeemed -- Institutional Class    (246,997)          0          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS        7,718,797           0          0

(2) "SHARES SOLD" INCLUDES 2,016,780 FOR CLASS A AND 7,827,393 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA SHORT-TERM GOVERNMENT BOND FUND AND PACIFICA GOVERNMENT INCOME FUND MERGER.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

5. REORGANIZATION OF WELLS FARGO INVESTMENT TRUST FOR RETIREMENT PROGRAMS

At special meetings held on December 31, 1991, unitholders owning a majority of the outstanding units of each of the Wells Fargo Investment Trust for Retirement Programs Funds (the "Trust") as of the close of business on November 8, 1991, approved an Agreement and Plan of Reorganization (the "Agreement") among the Trust, for itself and on behalf of each of the six funds comprising the Trust (each a "Predecessor Fund"); the Company; and Wells Fargo in its capacity as the Trustee of the Trust, and in its individual capacity.

The Agreement provided, among other things, for the transfer of the assets of each Predecessor Fund to a corresponding series of the Company (each a "Stagecoach Fund"). The Agreement provided that in consideration thereof, each Stagecoach Fund would assume certain identified liabilities of the corresponding Predecessor Fund and would deliver to the corresponding Predecessor Fund the number of full and fractional shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the corresponding Predecessor Fund (collectively, the "Reorganization").

On January 1, 1992, the Reorganizations closed, and each Predecessor Fund made a pro rata liquidating distribution to its unitholders of the shares of the corresponding Stagecoach Fund it had received.

All of the expenses connected with the Reorganizations were paid by Wells Fargo or Stephens.

All information contained in this Annual Report which reflects financial data on the Ginnie Mae Fund for periods prior to 1992 refers to the corresponding Predecessor Fund.

---------------------
48

                                                    INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Ginnie Mae Fund, Intermediate Bond Fund, and Short-Intermediate U.S. Government Income Fund (three of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations for the nine months ended September 30, 1996, and the year ended December 31, 1995, for the Ginnie Mae Fund and the Short-Intermediate U.S. Government Income Fund and for the year ended September 30, 1996, for the Intermediate Bond Fund, the statements of changes in net assets for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, for the Ginnie Mae Fund and the Short-Intermediate U.S. Government Income Fund and the year ended September 30, 1996, for the Intermediate Bond Fund, and financial highlights for the Ginnie Mae Fund and the Short-Intermediate U.S. Government Income Fund for the periods indicated herein and for the Intermediate Bond Fund for the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Intermediate Bond Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information. For the Ginnie Mae Fund, all periods indicated in the accompanying financial highlights ending prior to January 1, 1992 were audited by other auditors whose report dated February 19, 1992, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA INTERMEDIATE BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
3,522,549          666        5,445

  PACIFICA INTERMEDIATE
   GOVERNMENT BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
  785.861        3,400       22,382

  PACIFICA GOVERNMENT INCOME FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
4,674,342        8,155       21,479

  PACIFICA SHORT-TERM
   GOVERNMENT BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,526,401          154       17,884

PROPOSAL 2.

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of specific Pacifica Funds to corresponding Funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of the Stagecoach Funds.

  PACIFICA INTERMEDIATE BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
3,522,530          684        5,445

  PACIFICA INTERMEDIATE
   GOVERNMENT BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
  783,266        1,601       26,776

  PACIFICA GOVERNMENT INCOME FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
4,654,657       28,126       21,193

  PACIFICA SHORT-TERM GOVERNMENT
   BOND FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
1,526,401          351       17,884

---------------------
50

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
52

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
54

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
56

                                GINNIE MAE FUND
                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                       SUPPLEMENT DATED NOVEMBER 25, 1996
                     TO PROSPECTUS DATED SEPTEMBER 6, 1996

The following three paragraphs replace the third and fifth paragraphs under the prospectus section "Management":

Ms. Tamyra Thomas assumed responsibility as a co-portfolio manager for the day-to-day management of the portfolio of the Ginnie Mae Fund and the Intermediate Bond Fund as of July 16, 1996 and September 6, 1996, respectively. Ms. Thomas is a Senior Vice-President and the Chief Fixed Income Investment Officer of the Investment Management Group of Wells Fargo Bank. Ms. Thomas has managed bond portfolios for over a decade. She currently manages in excess of $1 billion of long-term taxable bond portfolios for various foundations, defined benefit plans and other clients. Prior to joining Wells Fargo Bank in 1988, she held a number of senior investment positions for the Valley Bank & Trust Company of Utah, including Vice President and Manager of the Investment Department and Chairman of the Trust Investment Committee. She holds a B.S. from the University of Utah and was past president of the Utah Bond Club. Ms. Thomas is a chartered financial analyst.

Mr. Jeff Weaver assumed responsibility as a co-portfolio manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Mr. Weaver joined Wells Fargo Bank in February of 1994, after three years as a short-term fixed income trader and portfolio manager in the investment management group of Bankers Trust Company in New York. He holds a B.A. in economics from the University of Colorado and is a chartered financial analyst candidate.

Ms. Madeline Gish also assumed responsibility as a co-portfolio manager for the day-to-day management of the portfolio of the Short-Intermediate U.S. Government Income Fund as of July 16, 1996. Ms. Gish joined Wells Fargo Bank in 1989 as the portfolio coordinator for the Mutual Funds Division and played an integral part in the rapid growth of the Overland Express Funds. Since joining the fixed-income group in 1992, Ms. Gish has assisted in the research and trading for the adjustable-rate mortgage fund and is currently managing taxable liquidity portfolios. She holds a bachelor of science degree in business administration from the University of Kansas and is a chartered financial analyst candidate.

                         NOT PART OF THE ANNUAL REPORT

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. THE BOOKLET ALSO CONTAINS A PROSPECTUS SUPPLEMENT INSIDE THE BACK COVER. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC 0554 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1996 Stagecoach Funds